FAIR VALUE OF FINANCIAL INSTRUMENTS AND RISK MANAGEMENT - Risk Management - Additional Information (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Market Risk, Credit Risk And Liquidity Risk [Line Items]
Unrealized (loss) gain on cash flow hedges, net of tax	$ (3)	$ 5
Reclassified within next twelve months (less than)	$ 3
Agreement term (in years)	1 year
Allowance for doubtful accounts	$ 57	$ 61	$ 57
Minimum
Market Risk, Credit Risk And Liquidity Risk [Line Items]
Account receivable, period (in days)	60 days	60 days
Aged More Than 60 Days
Market Risk, Credit Risk And Liquidity Risk [Line Items]
Account receivable, percentage	7.00%	7.00%